Related party transactions - Rig Financing Agreements (Details) - USD ($)		12 Months Ended
	Apr. 14, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2012	Sep. 30, 2012	Oct. 31, 2010
Related Party Transaction [Line Items]
Payments received from loans granted to related parties		$ 233,000,000	$ 2,096,000,000	$ 10,000,000
Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties		139,000,000	159,000,000
Payments received from loans granted to related parties			1,500,000,000
West Capricorn | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties								$ 523,000,000
West Vencedor | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties		58,000,000	78,000,000					115,000,000
West Aquarius | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties								305,000,000
West Capella | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties								$ 295,000,000
T-15 | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties				101,000,000
T-16 | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties				93,000,000
West Leo | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties				486,000,000
West Sirius | Affiliated Entity | Rig Financing Agreements
Related Party Transaction [Line Items]
Due from related parties				$ 220,000,000
Secured Debt | US$1,200 facility
Related Party Transaction [Line Items]
Maximum borrowing capacity						$ 1,200,000,000
Ship Finance International Loans, $700 facility | SFL West Polaris Limited
Related Party Transaction [Line Items]
Debt, face amount					$ 420,000,000		$ 420,000,000		$ 700,000,000
Secured Debt | West Vencedor Loan Agreement | Seadrill Partners LLC
Related Party Transaction [Line Items]
Balloon payment to be paid	$ 21,000,000	70,000,000
Basis spread on variable rate	2.25%
Guarantee fee percentage	1.40%
Secured Debt | US$1,450 facility
Related Party Transaction [Line Items]
Debt, face amount		1,450,000,000	1,450,000,000
Vendor Financing Loan | Credit Facility $143 million, Charter Financing Loan | Seadrill Partners LLC
Related Party Transaction [Line Items]
Due from related parties		$ 143,000,000	$ 0